Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of changes in stock options granted

	2017 Plan
		Weighted
		average
		exercise
	Number	price
	of	per share
	options	(US$)
Outstanding as at January 1, 2018	575,000	10.94
Forfeited	(125,000)	13.77
Cancelled	(20,000)	40.05
Granted	20,000	8.76
Outstanding as at December 31, 2018	450,000	8.76
Forfeited	(4,000)	8.76
Exercised	(20,000)	8.76
Outstanding as at December 31, 2019 and 2020	426,000	8.76
As at December 31, 2020:
Options exercisable	426,000	8.76
Options available for granting in future periods	129,403

Schedule of information about stock options outstanding and exercisable

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number outstanding	contractual life (in years)
$8.76	426,000	6.92

Schedule of share-based compensation expenses recognized

Years ended December 31:	2020	2019	2018
Share-based compensation expenses arising from stock options granted by the Company	$—	$—	$69

Schedule of black-scholes-merton formula

2018
Number of options granted	20,000
Vesting requirements	Immediately
Contractual life	9.54 years
Method of settlement	In equity
Exercise price per share	US$8.76
Market price per share on grant date	US$6.30
Expected volatility	37.86%
Expected option life	9.54 years
Expected dividends	0.00%
Risk-free interest rate	2.93%
Fair value of option granted (per option)	$3.44(US$2.69)